Derivative Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Warrant Liability [Abstract]
Schedule of Derivative Warrant Liability
	2024	2023

Issuance of 21,228,900 warrants in connection with merger	314,188	4,245,780
Fair value remeasurement of derivative warrant liability	(314,188)	(3,931,592)
	Nil	314,188